Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (79)	$ (31)
Decrease	102	40
Future Salary Growth Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	4	4
Decrease	(4)	(4)
Health Care Cost Trend Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	26	1
Decrease	(20)	(1)
One Year Change in Assumed Life Expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	4	4
Decrease	$ (4)	$ (4)